Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)	Quarterly Financial Data (Unaudited)

The following tables summarize our unaudited quarterly financial data. The computation of net income (loss) per common unit is done separately by quarter and year. The total of net income (loss) per common unit of the individual quarters may not equal net income (loss) per common unit for the year, due primarily to the income allocation between the general partner and limited partners and variations in the weighted average units outstanding used in computing such amounts.

Our former Retail Propane segment’s business (included within discontinued operations, see Note 17) is seasonal due to weather conditions in our service areas. Its results are affected by winter heating season requirements, which generally results in net income during the period from October through March of each year and either net losses or lower net income during the period from April through September of each year. Our Liquids segment is also subject to seasonal fluctuations, as demand for propane and butane is typically higher during the winter months. Our operating revenues from our other segments are less weather sensitive. Additionally, the acquisitions described in Note 4 impact the comparability of the quarterly information within the year, and year to year.

	Quarter Ended				Year Ended
	June 30, 2018	September 30, 2018	December 31, 2018	March 31, 2019	March 31, 2019
	(in thousands, except unit and per unit amounts)
Total revenues	$4,259,072	$5,115,975	$4,596,452	$3,849,121	$17,820,620
Total cost of sales	$4,206,227	$4,945,204	$4,336,413	$3,674,431	$17,162,275
(Loss) income from continuing operations	$(258,730)	$(26,022)	$109,917	$45,385	$(129,450)
Net (loss) income	$(169,289)	$354,939	$110,528	$43,217	$339,395
Net (loss) income attributable to NGL Energy Partners LP	$(168,546)	$355,505	$110,835	$62,253	$360,047
Basic (loss) income per common unit
(Loss) income from continuing operations	$(2.29)	$(0.40)	$0.65	$0.21	$(1.80)
Net (loss) income	$(1.55)	$2.70	$0.65	$0.20	$2.01
Diluted (loss) income per common unit
(Loss) income from continuing operations	$(2.29)	$(0.40)	$0.64	$0.21	$(1.80)
Net (loss) income	$(1.55)	$2.70	$0.64	$0.19	$2.01
Basic weighted average common units outstanding	121,544,421	122,380,197	123,892,680	124,262,014	123,017,064
Diluted weighted average common units outstanding	121,544,421	122,380,197	125,959,751	126,926,589	123,017,064

	Quarter Ended				Year Ended
	June 30, 2017	September 30, 2017	December 31, 2017	March 31, 2018	March 31, 2018
	(in thousands, except unit and per unit amounts)
Total revenues	$1,953,080	$2,239,732	$2,909,999	$3,267,961	$10,370,772
Total cost of sales	$1,812,387	$2,072,787	$2,729,714	$3,087,981	$9,702,869
(Loss) income from continuing operations	$(17,541)	$(114,865)	$95,883	$(9,458)	$(45,981)
Net (loss) income	$(63,707)	$(173,579)	$56,769	$110,912	$(69,605)
Net (loss) income attributable to NGL Energy Partners LP	$(63,362)	$(173,371)	$56,256	$109,602	$(70,875)
Basic (loss) income per common unit
(Loss) income from continuing operations	$(0.23)	$(1.08)	$0.65	$(0.23)	$(0.88)
Net (loss) income	$(0.61)	$(1.56)	$0.33	$0.76	$(1.08)
Diluted (loss) income per common unit
(Loss) income from continuing operations	$(0.23)	$(1.08)	$0.64	$(0.23)	$(0.88)
Net (loss) income	$(0.61)	$(1.56)	$0.32	$0.76	$(1.08)
Basic weighted average common units outstanding	120,535,909	121,314,636	120,844,008	121,271,959	120,991,340
Diluted weighted average common units outstanding	120,535,909	121,314,636	124,161,966	121,271,959	120,991,340

The following summarizes significant items recognized during the years ended March 31, 2019 and 2018:

Year Ended March 31, 2019

•	During the fourth quarter of fiscal year 2019, we recorded a goodwill impairment charge related to Sawtooth (see Note 6);

•	On February 28, 2019, we sold our South Pecos water disposal business and recorded a gain (see Note 16);

•	On November 30, 2018, we sold our Bakken saltwater disposal business and recorded a gain (see Note 16);

•	On July 10, 2018, we sold virtually all of our remaining Retail Propane segment and recorded a gain (see Note 17);

•	On May 3, 2018, we sold our previously held interest in E Energy Adams, LLC and recorded a gain (see Note 2); and

•
During fiscal year 2019, we repurchased a portion of our 2019 Notes and 2023 Notes and redeemed the outstanding 2019 Notes and 2021 Notes and recorded a loss on the early extinguishment of these notes (see Note 8).

Year Ended March 31, 2018

•	On March 30, 2018, we sold a portion of our Retail Propane segment to DCC and recorded a gain (see Note 17);

•	On March 30, 2018, we closed the joint venture related to Sawtooth and sold a portion of our interest in Sawtooth (see Note 16);

•	On December 22, 2017, we sold our previously held interest in Glass Mountain (see Note 16);

•	During the second quarter of fiscal year 2018, we recorded a goodwill impairment charge related to Sawtooth (see Note 6);

•	During fiscal year 2018, we repurchased a portion of our 2019 Notes, 2023 Notes and 2025 Notes and recorded a net gain on the early extinguishment of these notes (see Note 8); and
•
During the first and third quarters of fiscal year 2018, we repurchased a portion of and then all of the remaining outstanding Senior Secured Notes and recorded a loss on the early extinguishment of these notes (see Note 8).